Long-term and short-term loans issued	12 Months Ended
Dec. 31, 2018
Long-term and short-term loans issued
Long-term and short-term loans issued

12.Long-term and short-term loans issued

As of December 31, 2018, long-term and short-term loans issued consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2018	allowance	2018
Long-term loans
Loans to legal entities	235	(5)	230
Total long-term loans	235	(5)	230
Short-term loans
Loans to individuals	30	—	30
Loans to legal entities	1,612	(26)	1,586
Instalment Card Loans	6,096	(822)	5,274
Total short-term loans	7,738	(848)	6,890

As of December 31, 2017, long-term and short-term loans consisted of the following:

	Total as of	Provision for	Net as of
	December 31,	impairment of	December 31,
	2017	loans	2017
Long-term loans
Loans to individuals	1	—	1
Loans to legal entities	166	(3)	163
Total long-term loans	167	(3)	164
Short-term loans
Loans to financial institutions	3	(3)	—
Loans to legal entities	94	(93)	1
Instalment Card Loans	1,912	(222)	1,690
Total short-term loans	2,009	(318)	1,691

The amounts in the tables show the maximum exposure to credit risk regarding loans issued. The Group has no internal grading system of loans issued for credit risk rating grades analysis. Loans issued are not collateralized.

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2018, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance under IFRS 9 as of January 1, 2018 (Note 2.3(e))	(175)	(60)	(194)	(429)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(146)	(44)	(309)	(499)
Transfers between stages	105	(16)	(89)	—
Amounts written off	—	—	75	75
ECL allowance under IFRS 9 as of December 31, 2018	(216)	(120)	(517)	(853)

The movement of provision for impairment of loans for 2017 was the following:

	Provision for			Provision for
	impairment			impairment
	of loans as of	(Charge)/		of loans as of
	December 31,	reversal for		December 31,
	2016	the year	Utilisation	2017
Instalment Card Loans	—	(222)	—	(222)
Loans to legal entities	(113)	3	14	(96)
Loans to financial institutions	(3)	—	—	(3)
Total	(116)	(219)	14	(321)

The movement of provision for impairment of loans for 2016 was the following:

	Provision for			Provision for
	impairment			impairment
	of loans as of			of loans as of
	December 31,	Charge		December 31,
	2015	for the year	Utilisation	2016
Loans to legal entities	(199)	(53)	139	(113)
Loans to financial institutions	(3)	—	—	(3)
Total	(202)	(53)	139	(116)